ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2005
Capital Unit [Line Items]
BAC's Issue	11,777,706	11,777,706	11,777,706
BAC's Outstanding	11,725,306	11,725,306
BAC's capital contribution			$ 117,777,060
Series 47
Capital Unit [Line Items]
BAC's Issue	3,478,334	3,478,334
BAC's Outstanding	3,459,434	3,459,434
Series 48
Capital Unit [Line Items]
BAC's Issue	2,299,372	2,299,372
BAC's Outstanding	2,283,872	2,283,872
Series 49
Capital Unit [Line Items]
BAC's Issue	6,000,000	6,000,000
BAC's Outstanding	5,982,000	5,982,000